CORRESPONDENT CASH RESERVES
--------------------------------------------------------------------------------

To Our Shareholders:

We are pleased to send you this annual report, which covers the 12 months ended December 31, 1997.

The Correspondent Cash Reserves Money Market and Tax Free Portfolios are open-ended, diversified money market funds that seek to provide investors with a high level of current income, while preserving capital and maintaining liquidity.* Income provided by the Tax-Free Portfolio is intended to be exempt from federal income tax.

The Money Market Portfolio, which exceeds $1.2 billion in assets under management, invests in a diversified selection of very high quality, short-term money market obligations--such as U.S. Treasury bills, short-term corporate obligations and commercial paper. The Tax Free Portfolio, which reached its one-year anniversary on October 7, 1997, invests in a wide variety of short-term, tax-exempt securities issued by state, county and municipal authorities.** Both Portfolios may invest in instruments rated in either of the top two rating categories established by nationally recognized services.

Following this letter, you'll find a pie-chart analysis of the Portfolios, as well as their performance for the 12-month period. A schedule of the Portfolios' investments is included in the financial report that follows the performance table. All investments are actively monitored to ensure that they maintain their quality status and suitability.

ECONOMIC OVERVIEW

After surging at an annual growth rate of 5.9% in the first quarter of 1997, the U.S. economy slowed to a more sustainable pace as the year drew to a close. Unemployment remained low throughout 1997, yet despite hints of inflationary pressures from steady wage growth, the consumer price index (CPI), a standard measure of inflation, rose a tame 1.7% for the year. And despite fears of future corporate earnings shortfalls resulting from the spreading crisis in Asia, the economy ended 1997 in solid shape.

The Federal Reserve Board (the Fed), whose actions have an enormous impact on interest rates and the economy as a whole, mostly stayed on the sidelines. The sizzling growth rate in the first quarter prompted the Fed to raise interest rates a mere 25 basis points (0.25%) in late March--after which the Fed left rates untouched for the remainder of the year.

INTEREST RATE ENVIRONMENT

While long-term interest rates were exceptionally volatile at times, yields on the type of short-term securities held by the Portfolios were much more tranquil and remained relatively quiet throughout 1997. Also, the short end of the fixed-income yield curve flattened considerably in the final quarter of the year; securities with 13-month maturities, the longest that the Portfolios are permitted to hold, offered only about five basis points (0.05%) more in yield than one-month instruments.

Although yields on money-market funds in general were not high in absolute terms, the real returns (yield minus the rate of inflation) provided to shareholders were quite comfortable by historical standards. Both of our Portfolios offered yields that far outdistanced increases in the cost of living, as measured by the CPI.

INVESTMENT STRATEGY

The Money Market Portfolio was positioned in a bullish stance for the entire year. In essence, we kept the Portfolio's average weighted maturity at between five and ten days longer than the overall market's average. As of December 31, 1997, the Money Market Portfolio's average weighted maturity was 64 days.

--------------------------------------------------------------------------------

We believed that inflation would remain under control and that short-term interest rates would hold steady within a narrow range or go lower. When our expectations were met and interest rates fell, our "long" position gave us a slight edge. (The value of fixed-income instruments generally rises when interest rates fall.)

As of December 31, 1997, the Tax Free Portfolio maintained an average weighted maturity of 49 days, a maturity that allowed us to meet the liquidity needs of our shareholders. The Portfolio continues to be managed to provide relative safety, convenience and federal tax-free income to investors.*

OUR OUTLOOK FOR THE NEXT SIX MONTHS

For the first half of 1998, we expect to keep our average maturity on the long side, relative to the market in general. If anything, interest rates are poised to go lower, rather than higher, and this would benefit a long position such as ours. We see few indications that the economy will have trouble maintaining slow, steady growth--at least in the near term. However, we do believe that the turmoil sweeping across Asia probably will have some effect on the U.S. economy, as well. But while the stock and bond markets are prone to respond sharply and quickly to any such news, or even to the perception of changing circumstances, money market funds such as ours generally react less dramatically.

We will continue to keep a careful watch on economic and market conditions and take action accordingly, with our focus squarely on providing you with Portfolios that offer liquidity and a high level of creditworthiness.
---------------

 * The Tax Free Portfolio's income may be subject to certain state and local taxes and, depending on your tax status, the federal alternative minimum tax.

** An investment in the Portfolios is neither insured nor guaranteed by the U.S.
   Government. Yields will fluctuate, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value (NAV) of $1.00 per share.

--------------------------------------------------------------------------------

                             Portfolio Composition*

Money Market Portfolio                          Tax Free Portfolio

Bank Notes (4%)                                 Commercial Paper (29%)

Commercial Paper (44.8%)                        Municipal Bonds (71%)

Certificate of Deposit (20%)

Cash (15%)

U.S. Government Agencies (9%)

Repurchase Agreements (6%)

















*The composition of the Portfolios is subject to change. Percentages are based on net assets.

                                  PERFORMANCE

As of December 31, 1997, the 7-day and 30-day yields for the Portfolios were as follows:

                                                     7-DAY   30-DAY
                                                     YIELD   YIELD
                                                     -----   ------
Money Market Portfolio*............................  4.87%   4.79%
Tax Free Portfolio*................................  3.16%   3.01%

* For the current 7-day yield as of December 31, 1997, the Portfolio's service contractors voluntarily waived a portion of their fees. If the service contractors had not waived a portion of their fees, the 7-day yield shown would have been 4.59% for the Money Market Portfolio and 2.74% for the Tax Free Portfolio. These voluntary waivers may be modified or terminated at any time, which would reduce the performance. Yields will vary with market conditions, and past performance is not a guarantee of future results.

  Investments in the Portfolios are neither insured nor guaranteed by the U.S. Government. Yields will fluctuate, and there can be no assurance that the Portfolios will be able to maintain a stable net asset value of $1.00 per share.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                   S&P/MOODY'S                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 9.0%
  Federal Home Loan Bank.......................     Aaa/AAA**       5.80%      2/5/98   $ 6,000,000   $    6,000,000
  Federal Home Loan Bank.......................     Aaa/AAA**       5.86       8/4/98     7,000,000        7,000,000
  Federal Home Loan Bank.......................     Aaa/AAA**       5.89      10/2/98     7,500,000        7,500,000
  Federal Home Loan Bank.......................     Aaa/AAA**       5.85     10/15/98     6,000,000        6,000,000
  Federal Home Loan Bank.......................     Aaa/AAA**       5.84     10/20/98     4,350,000        4,350,000
  Federal Home Loan Bank.......................     Aaa/AAA**       5.91*    10/23/98     5,000,000        4,998,826
  Federal National Mortgage Assoc..............     Aaa/AAA**       5.54*     6/18/98     9,000,000        8,997,542
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.75       1/8/98     4,000,000        4,000,000
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.75      1/23/98     5,000,000        5,000,000
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.65*     2/19/98    15,000,000       15,000,001
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.70*     3/19/98    10,000,000       10,000,000
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.85      3/20/98     5,850,000        5,850,000
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.79*     4/16/98    15,000,000       15,000,000
  Student Loan Marketing Assoc.................     Aaa/AAA**       5.85     11/20/98     4,000,000        4,000,000
                                                                                                      --------------
Total U.S. Government Agency Obligations (cost
  $103,696,369)................................                                                          103,696,369
                                                                                                      --------------
BANK NOTES--4.2%
DOMESTIC--4.2%
  Bank of America, Illinois....................      A-1+/P-1       6.15       5/5/98     5,000,000        4,999,988
  Comerica Bank N.A., Detroit..................      A-1/P-1        5.98*    10/21/98     8,000,000        7,997,495
  National Australia Bank Ltd..................      A-1+/P-1       5.85      10/5/98     7,000,000        6,999,987
  PNC Bank, NA.................................      A-1/P-1        6.12*      7/2/98     6,000,000        5,997,664
  PNC Bank, NA.................................      A-1/P-1        5.68*     9/23/98    12,000,000       11,994,112
  Wachovia Bank, North Carolina................      A-1+/P-1       5.81      10/8/98    10,000,000        9,997,438
                                                                                                      --------------
Total Bank Notes
  (cost $47,986,684)...........................                                                           47,986,684
                                                                                                      --------------
CERTIFICATES OF DEPOSIT -- 20.3%
DOMESTIC -- 4.1%
  Bankers Trust NY Corp........................      A-1/P-1        6.00      3/24/98     5,000,000        4,998,713
  Bankers Trust NY Corp........................      A-1/P-1        6.28      4/30/98    10,000,000       10,000,622
  Bankers Trust NY Corp........................      A-1/P-1        6.19      5/26/98     5,000,000        4,999,621
  Bankers Trust NY Corp........................      A-1/P-1        6.16       6/2/98     7,000,000        6,999,166
  Bankers Trust NY Corp........................      A-1/P-1        6.00       7/7/98     5,000,000        5,001,715

                                                                       Continued

                                                   S&P/MOODY'S                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:
DOMESTIC, CONTINUED:
  Bankers Trust NY Corp........................      A-1/P-1        5.97%     8/28/98   $ 5,000,000   $    4,999,061
  Greenwood Trust Co...........................      A-1/P-1        5.66      1/15/98    10,000,000       10,000,000
                                                                                                      --------------
                                                                                                          46,998,898
                                                                                                      --------------
YANKEE -- 16.2%
  ABN AMRO Bank, N.V...........................      A-1+/P-1       6.14       5/1/98    10,000,000        9,999,339
  Barclays Bank, PLC...........................      A-1+/P-1       5.90     10/22/98     5,000,000        4,998,195
  Canadian Imperial Bank of Commerce...........      A-1+/P-1       5.76      2/27/98     4,000,000        3,999,456
  Canadian Imperial Bank of Commerce...........      A-1+/P-1       5.95      6/29/98     5,000,000        4,998,711
  Credit Agricole Indosuez.....................      A-1+/P-1       5.90     10/26/98     5,000,000        5,000,000
  Credit Suisse First Boston...................      A-1+/P-1       5.96*     10/5/98    20,000,000       20,000,000
  Creditanstalt Bankverein.....................      A-1/P-1        5.68      3/17/98     5,000,000        4,999,701
  Creditanstalt Bankverein.....................      A-1/P-1        6.08       6/4/98     6,000,000        6,001,717
  Deutsche Bank AG.............................      A-1+/P-1       5.64      1/16/98     5,000,000        4,999,995
  Deutsche Bank AG.............................      A-1+/P-1       5.92     11/17/98     5,000,000        5,000,000
  National Bank of Canada......................      A-1/P-1        5.87      8/10/98     5,000,000        5,000,295
  National Bank of Canada......................      A-1/P-1        5.92     11/19/98     4,800,000        4,800,366
  National Bank of Canada......................      A-1/P-1        5.92     11/20/98     3,000,000        3,000,952
  National Westminster Bank PLC................      A-1+/P-1       5.79      7/30/98    12,000,000       11,999,339
  Rabobank Nederland...........................      A-1+/P-1       5.98      3/20/98     5,000,000        4,999,796
  Royal Bank of Canada.........................      A-1+/P-1       5.64      10/1/98     7,000,000        6,997,494
  Skandinavian Enskilada Banken................      A-2/P-1        5.91       1/5/98    20,000,000       20,000,023
  Societe Generale.............................      A-1+/P-1       5.72       1/6/98     5,000,000        4,999,967
  Societe Generale.............................      A-1+/P-1       5.85       3/3/98     2,000,000        1,999,872
  Societe Generale.............................      A-1+/P-1       6.35      4/15/98     4,000,000        4,000,507
  Societe Generale.............................      A-1+/P-1       6.20      5/12/98     3,000,000        3,000,276
  Societe Generale.............................      A-1+/P-1       5.90      6/16/98     5,000,000        4,997,805
  Societe Generale.............................      A-1+/P-1       5.89      7/24/98    10,000,000       10,001,936
  Societe Generale.............................      A-1+/P-1       5.76       8/4/98     6,000,000        5,998,308
  Societe Generale.............................      A-1+/P-1       5.97      9/15/98     6,000,000        5,999,742
  Societe Generale.............................      A-1+/P-1       5.82      10/7/98     4,000,000        3,999,122

                                                                       Continued

                                                   S&P/MOODY'S                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
CERTIFICATES OF DEPOSIT, CONTINUED:
YANKEE, CONTINUED:
  Societe Generale.............................      A-1+/P-1       5.77%     10/9/98   $ 2,000,000   $    1,999,558
  Societe Generale.............................      A1+/P-1        5.85     12/17/98     4,000,000        3,996,699
  Swiss Bank Corp..............................      A-1+/P-1       5.85      7/17/98     5,000,000        4,998,450
  Swiss Bank Corp..............................      A-1+/P-1       5.88     11/20/98     4,000,000        3,998,984
                                                                                                      --------------
                                                                                                         186,786,605
                                                                                                      --------------
Total Certificates of Deposit
  (cost $233,785,503)..........................                                                          233,785,503
                                                                                                      --------------
COMMERCIAL PAPER -- 44.8%
ASSET BACKED -- 17.2%
  Asset Securitization Cooperative Corp. (b)...      A-1+/P-1       6.20       1/7/98    22,000,000       21,977,267
  Atlantis One Funding (b).....................      A-1+/P-1       6.10      1/29/98    25,000,000       24,881,389
  Eiger Capital Corp. (b)......................      A-1+/P-1       5.84      2/20/98    20,000,000       19,837,778
  Falcon Asset Securitization Corp. (b)........      A-1/P-1        5.75      1/20/98    15,000,000       14,954,479
  Falcon Asset Securitization Corp. (b)........      A-1/P-1        5.57      1/27/98    19,475,000       19,396,656
  New Center Asset Trust.......................      A-1/P-1        6.75       1/2/98    40,000,000       39,992,499
  New Center Asset Trust.......................      A-1/P-1        5.77      3/17/98    10,000,000        9,879,792
  Preferred Receivables Funding Corp. (b)......      A-1/P-1        5.65      1/13/98    18,000,000       17,966,100
  Preferred Receivables Funding Corp. (b)......      A-1/P-1        5.75      1/27/98     7,400,000        7,369,269
  Triple A One Funding.........................      A-1/P-1        5.75       1/5/98    15,000,000       14,990,417
  Triple A One Funding.........................      A-1/P-1        5.92       1/7/98     7,000,000        6,993,093
                                                                                                      --------------
                                                                                                         198,238,739
                                                                                                      --------------
AUTO-TRUCK -- 1.3%
  Ford Motor Credit Corp.......................      A-1/P-1        6.12       1/8/98    15,000,000       14,982,150
                                                                                                      --------------
BANKING -- 12.7%
  Banque et Caisse d'Epargne de L'Etat.........      A-1+/P-1       5.70      1/21/98    10,000,000        9,968,333
  Banque et Caisse d'Epargne de L'Etat.........      A-1+/P-1       5.68      2/17/98    10,000,000        9,925,844
  BBL North America, Inc.......................      A-1/P-1        6.80       1/2/98    30,000,000       29,994,334
  BBL North America, Inc.......................      A-1/P-1        5.69      1/20/98    10,000,000        9,969,969
  BBL North America, Inc.......................      A-1/P-1        5.67      2/13/98    10,000,000        9,932,275
  Credit Agricole Indosuez North America
    Inc........................................      A-1+/P-1       5.59      1/14/98    10,000,000        9,979,814
  Morgan (J.P.) & Co., Inc.....................      A-1+/P-1       5.77      2/10/98    10,000,000        9,935,889
  Nordbanken NA, Inc...........................      A-1/P-1        5.84      1/16/98    15,000,000       14,963,500
  Nordbanken NA, Inc...........................      A-1/P-1        5.53      2/17/98     5,000,000        4,963,901

                                                                       Continued

                                                   S&P/MOODY'S                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
BANKING, CONTINUED:
  San Paolo U.S. Financial Co..................      A-1/P-1        5.58%      1/5/98   $ 7,000,000   $    6,995,660
  Unifunding...................................      A-1/P-1        5.68      2/11/98    20,000,000       19,870,622
  Unifunding...................................      A-1/P-1        5.57      4/20/98    10,000,000        9,831,353
                                                                                                      --------------
                                                                                                         146,331,494
                                                                                                      --------------
BROKER-DEALER -- 3.4%
  Goldman Sachs Group LP.......................      A-1+/P-1       6.00      1/12/98    15,000,000       14,972,500
  Lehman Brothers Holdings Inc.................      A-1/P-2        6.25      1/30/98    19,000,000       18,904,341
  Morgan Stanley Group Inc.....................      A-1/P-1        5.70      1/14/98     5,000,000        4,989,708
                                                                                                      --------------
                                                                                                          38,866,549
                                                                                                      --------------
BUILDING MATERIALS -- 0.4%
  Sherwin-Williams Co. (b).....................      A-1/P-1        6.05       1/9/98     4,500,000        4,493,950
                                                                                                      --------------
CHEMICALS -- 1.6%
  Monsanto Co..................................      A-1/P-1        5.82      1/15/98    18,000,000       17,959,260
                                                                                                      --------------
FINANCE -- INDEPENDENT -- 0.9%
  National Rural Utilities Co-op Finance
    Corp.......................................      A-1+/P-1       5.72      2/24/98    11,000,000       10,905,620
                                                                                                      --------------
FINANCE-CONDUIT -- 1.7%
  Commerzbank US Finance.......................      A-1+/P-1       5.98      1/12/98    15,000,000       14,972,592
  MetLife Funding Inc..........................      A-1+/P-1       6.05       2/5/98     5,000,000        4,970,590
                                                                                                      --------------
                                                                                                          19,943,182
                                                                                                      --------------
FOOD, BEVERAGE & TOBACCO -- 0.3%
  Hershey Foods Corp...........................      A-1/P-1        5.95      1/15/98     3,000,000        2,993,058
                                                                                                      --------------
HEALTH CARE -- 1.4%
  Warner Lambert Co............................      A-1+/P-1       6.05       1/5/98    16,215,000       16,204,100
                                                                                                      --------------

                                                                       Continued

                                                   S&P/MOODY'S                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
COMMERCIAL PAPER, CONTINUED:
TELECOMMUNICATIONS -- 3.9%
  Bell Atlantic Financial Services Inc.........      A-1/P-1        5.80%      1/5/98   $15,510,000   $   15,500,005
  Bell Atlantic Network Funding Corp...........      A-1+/P-1       6.15      1/14/98    19,000,000       18,957,804
  BellSouth Telecommunications.................      A-1+/P-1       6.00       1/9/98    10,000,000        9,986,667
                                                                                                      --------------
                                                                                                          44,444,476
                                                                                                      --------------
Total Commercial Paper
  (cost $515,362,578)..........................                                                          515,362,578
                                                                                                      --------------
SHORT-TERM CORPORATE OBLIGATIONS -- 14.7%
AUTO-TRUCK -- 0.3%
  Ford Motor Credit Co.........................      A-1/P-1        6.25      2/26/98     4,000,000        4,002,350
                                                                                                      --------------
BANKING -- 1.3%
  First National Bank of Chicago...............      A-1+/P-1       5.61*     7/30/98     9,600,000        9,597,326
  SunTrust Bank, Central Florida...............      A-1+/P-1       5.83      7/14/98     5,000,000        4,998,326
                                                                                                      --------------
                                                                                                          14,595,652
                                                                                                      --------------
BROKER-DEALER -- 8.5%
  Bear Stearns Companies, Inc..................      A-1/P-1        5.77*      2/6/98    10,000,000       10,000,000
  Bear Stearns Companies, Inc..................      A-1/P-1        5.67*     2/12/98    10,000,000       10,000,000
  Bear Stearns Companies, Inc..................      A-1/P-1        5.72*     4/24/98     5,000,000        5,000,000
  Bear Stearns Companies, Inc..................      A-1/P-1        6.00      6/22/98     5,000,000        5,000,000
  Bear Stearns Companies, Inc..................      A-1/P-1        5.67*     6/26/98     4,000,000        4,000,000
  Bear Stearns Companies, Inc..................      A-1/P-1        5.86*      7/8/98     8,000,000        8,000,000
  Bear Stearns Companies, Inc..................      A-1/P-1        5.84*      8/5/98     7,000,000        7,000,000
  Lehman Brothers Holdings, Inc................      A-1/P-2        5.70*     5/15/98    10,000,000       10,000,000
  Merrill Lynch & Co., Inc.....................      A-1+/P-1       5.96      10/9/98     8,000,000        8,000,000
  Merrill Lynch & Co., Inc.....................      A-1+/P-1       5.68*     2/12/98     5,000,000        4,999,888
  Merrill Lynch & Co., Inc.....................      A-1/P-1        5.55*     12/8/98     4,000,000        4,000,000
  Morgan Stanley Group, Inc....................      A-1/P-1        6.23*     1/20/99    17,000,000       16,999,999
  Morgan Stanley Group, Inc....................      A-1/P-1        5.82*     5/18/98     5,000,000        5,000,000
                                                                                                      --------------
                                                                                                          97,999,887
                                                                                                      --------------
COMPUTER -- 1.7%
  IBM Credit Corp..............................      A-1/P-1        5.76*    10/23/98    10,000,000        9,994,520
  IBM Credit Corp..............................      A-1/P-1        5.86*    11/10/98    10,000,000       10,000,000
                                                                                                      --------------
                                                                                                          19,994,520
                                                                                                      --------------

                                                                       Continued

                                                   S&P/MOODY'S                                          AMORTIZED
                                                     RATINGS                MATURITY     PRINCIPAL         COST
                                                   (UNAUDITED)      RATE      DATE        AMOUNT         (NOTE 2)
                                                 ----------------   ----    ---------   -----------   --------------
SHORT-TERM CORPORATE OBLIGATIONS, CONTINUED:
INSURANCE -- 0.9%
  Prudential Funding Corp......................      A-1/P-1        5.66%      1/6/98   $10,000,000   $   10,000,000
                                                                                                      --------------
MISCELLANEOUS -- 2.0%
  Beta Finance Inc.............................      A-1+/P-1       5.80      1/13/98     5,000,000        5,000,000
  Beta Finance Inc.............................      A-1+/P-1       5.82      1/28/98     5,000,000        5,000,000
  Beta Finance Inc.............................      A-1+/P-1       5.83       2/4/98     5,000,000        5,000,758
  Beta Finance Inc.............................      A-1+/P-1       6.12      6/10/98     8,000,000        8,000,000
                                                                                                      --------------
                                                                                                          23,000,758
                                                                                                      --------------
Total Short-Term Corporate Obligations
  (cost $169,593,167)..........................                                                          169,593,167
                                                                                                      --------------
REPURCHASE AGREEMENTS -- 6.4%
  HSBC Repo, dated 12/31/97, (Collateralized by
    $14,795,000 U.S. Treasury Bonds, 10.0%, due
    5/15/10, fair value -- $18,678,687)........                     6.50       1/2/98    18,131,000       18,131,000
  J P Morgan Securities, dated 12/31/97,
    (Collaterized by $45,615,000 U.S. Treasury
    Notes, 5.13%, due 4/30/98, fair
    value -- $46,290,102)......................                     5.75       1/2/98    45,000,000       45,000,000
  J P Morgan Securities, dated 12/31/97,
    (Collaterized by $9,832,000 U.S. Treasury
    Notes, 8.88%, due 11/15/98, fair
    value -- $10,309,835)......................                     5.75       1/2/98    10,000,000       10,000,000
                                                                                                      --------------
Total Repurchase Agreements
  (cost $73,131,000)...........................                                                           73,131,000
                                                                                                      --------------
Total
  (cost $1,143,555,301)(a) --  99.4%...........                                                       $1,143,555,301
                                                                                                      ==============

---------------
Percentages indicated are based on net assets of $1,151,011,868.
(a) Cost for federal income tax and financial reporting purposes are the same.
(b) Represents a restricted security, purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. These securities have been deemed liquid under guidelines established by the Board of Directors.
* Floating and adjustable rate security. The coupon rate shown on floating or adjustable rates securities represents the rate at December 31, 1997.
**  Implied Long Term Rating.
PLC = Public Limited Company

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $1,070,424,301
  Repurchase agreements, at amortized cost..................      73,131,000
  Cash......................................................             952
  Interest receivable.......................................      10,379,041
  Receivable from capital shares issued.....................          37,054
  Prepaid expenses and other assets.........................          79,929
                                                              --------------
Total assets................................................   1,154,052,277
                                                              --------------
LIABILITIES
  Dividends payable.........................................       2,180,676
  Accrued expenses and other payables:
    Advisory fees...........................................          99,832
    Administration fees.....................................          99,232
    Distribution fees.......................................         608,890
    Accounting fees.........................................           5,216
    Custodian fees..........................................          21,845
    Audit fees..............................................          16,461
    Other...................................................           8,257
                                                              --------------
Total liabilities...........................................       3,040,409
                                                              --------------
NET ASSETS..................................................  $1,151,011,868
                                                              ==============
Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................   1,151,954,022
                                                              ==============
Net Asset Value, Offering Price and Redemption Price per
  Share.....................................................           $1.00
                                                                        ====
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $    1,151,954
  Additional paid-in capital................................   1,150,833,499
  Undistributed net investment income.......................           5,623
  Accumulated net realized losses...........................        (979,208)
                                                              --------------
Net Assets, December 31, 1997...............................  $1,151,011,868
                                                              ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................                $61,289,334
Expenses
  Advisory fees.............................................  $ 1,088,088
  Administration fees.......................................    1,088,088
  Special management services fees..........................    1,088,088
  Distribution fees.........................................    6,528,555
  Accounting fees...........................................       13,649
  Custodian fees and expenses...............................      149,346
  Transfer agent fees and expenses..........................      589,613
  Directors' fees...........................................       51,747
  Legal fees................................................       96,454
  Audit fees................................................       22,985
  Registration fees.........................................      689,740
  Insurance expense.........................................       45,610
  Reports to shareholders...................................      112,654
  Other expenses............................................        5,788
                                                              -----------
    Total expenses before fee waivers and expense
     reimbursements.........................................   11,570,405
    Less: Fee waivers and expense reimbursements............   (1,186,175)
                                                              -----------
Total Expenses..............................................                 10,384,230
                                                                            -----------
Net Investment Income.......................................                 50,905,104
REALIZED GAINS (LOSSES) ON INVESTMENT TRANSACTIONS
  Net realized gains (losses) on investment transactions....                     (3,332)
                                                                            -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........                $50,901,772
                                                                            ===========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                Year Ended          Year Ended
                                                               December 31,        December 31,
                                                                   1997                1996
                                                              ---------------     ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................  $    50,905,104     $    44,071,926
  Net realized gains (losses) on investment transactions....           (3,332)            136,504
                                                              ---------------     ---------------
    Net increase in net assets resulting from operations....       50,901,772          44,208,430
                                                              ---------------     ---------------
Dividends to shareholders from net investment income
  Retail Shares.............................................      (50,905,104)        (43,484,087)
  Institutional Shares (b)..................................               --            (587,839)(a)
                                                              ---------------     ---------------
Total dividends to shareholders.............................      (50,905,104)        (44,071,926)
                                                              ---------------     ---------------
Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................    6,437,748,169       5,526,532,249
  Dividends reinvestment....................................       48,756,978          44,022,773
  Cost of shares redeemed...................................   (6,342,754,703)     (5,381,923,610)
                                                              ---------------     ---------------
    Net increase in net assets from Capital share
      transactions..........................................      143,750,444         188,631,412
                                                              ---------------     ---------------
Total Increase in Net Assets................................      143,747,112         188,767,916
NET ASSETS
  Beginning of period.......................................    1,007,264,756         818,496,840
                                                              ---------------     ---------------
  End of period.............................................  $ 1,151,011,868     $ 1,007,264,756
                                                              ===============     ===============
SHARE TRANSACTIONS:
  Issued....................................................    6,437,748,169       5,526,532,249
  Reinvested................................................       48,756,978          44,022,773
  Redeemed..................................................   (6,342,754,703)     (5,381,923,610)
                                                              ---------------     ---------------
  Change in shares..........................................      143,750,444         188,631,412
                                                              ===============     ===============

---------------
(a) For the period from January 1, 1996 through December 25, 1996.
(b) On December 26, 1996, the Portfolio terminated and redeemed its offering of Institutional Shares.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER   --  28.8%
  Allegheny County Development Authority,
    US Corp.......................................      A-1+/NR        3.70%   2/12/98    $  500,000   $    500,000
  City of Austin, Combined Utility System.........      A-1+/P-1       3.80     2/5/98       650,000        650,000
  City of Austin, Combined Utility System.........      A-1+/P-1       3.80     3/6/98     1,000,000      1,000,000
  City of Burlington, National Rural Utilities,
    Kansas Electric Power.........................      A-1+/P-1       3.80    2/13/98     1,000,000      1,000,000
  City of Houston.................................      A-1+/P-1       3.80    1/20/98     1,000,000      1,000,000
  City of Houston.................................      A-1+/P-1       3.80    1/29/98       400,000        400,000
  City of Houston.................................      A-1+/P-1       3.75    3/11/98     1,500,000      1,500,000
  Dallas Area Rapid Transit Authority.............      A-1+/P-1       3.80    3/16/98       550,000        550,000
  Illinois Health Facilities Authority,
    Rush Presbyterian Hospital....................     A-1/VMIG1       3.70    2/11/98     2,100,000      2,100,000
  Industrial Division of Norfolk,
    Pooled Hospital Authority -- Sentara
    Hospital......................................     A-1/VMIG1       3.80    3/19/98       500,000        500,000
  King County Washington Sewer....................      A-1/P-1        3.80    2/23/98     2,000,000      2,000,000
  Maryland Health & Education Authority -
    Johns Hopkins.................................      A-1+/P-1       3.80    2/20/98     2,412,000      2,412,000
  Massachusetts Health & Education Authority,
    Boston University.............................      A-1+/P-1       3.80    1/21/98       600,000        600,000
  Michigan Building Authority.....................      A-1+/P-1       3.75     3/2/98     1,000,000      1,000,000
  Michigan Strategic Fund -- Dow Chemical.........      A-1/P-1        3.55    1/23/98       900,000        900,000
  New Jersey Tax & Revenue Anticipation Note......      A-1+/P-1       3.75    1/21/98     1,000,000      1,000,000
  New York City Municipal Water Authority.........      A-1+/P-1       3.80    2/18/98       500,000        500,000
  New York State Power Authority..................      A-1/P-1        3.70    2/25/98     1,000,000      1,000,000
  New York State Power Authority..................      A-1/P-1        3.80     3/5/98     1,000,000      1,000,000
  New York State Power Authority..................      A-1/P-1        3.85     3/6/98       500,000        500,000
  Northeast PA Hospital Authority, Hospital
    Central Services..............................       A-1/NR        3.70    1/28/98       640,000        640,000
  Plaquemenes Port Authority PCR, Tampa
    Electric......................................      A-1+/P-1       3.75     2/6/98     1,000,000      1,000,000
  Puerto Rico Government Development Bank.........      A-1/P-1        3.70     5/8/98     1,500,000      1,500,000
  Salt Lake City Pooled Hospital..................      A-1/P-1        3.85     2/9/98     1,000,000      1,000,000
  Salt River Agricultural Improvement District....      A-1+/P-1       3.70    2/17/98     1,000,000      1,000,000
  Salt River Agricultural Improvement District....      A-1+/P-1       3.80     4/8/98     1,000,000      1,000,000

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
  Shelby County Bankers Anticipation Note.........      A-1+/P-1       3.70%   1/27/98    $1,000,000   $  1,000,000
  Texas Tax & Revenue Anticipation Note...........      A-1+/P-1       3.70    2/24/98       500,000        500,000
  Town of Louisa PCR, Virginia Electric Power.....     A-1/VMIG1       3.90    1/28/98       500,000        500,000
  Town of Louisa Industrial Development Authority,
    Virginia Electric Power.......................     A-1/VMIG1       3.80    3/30/98       500,000        500,000
  Trimble County PCR, Louisville Gas & Electric...      A-1+/P-1       3.85    2/10/98     1,000,000      1,000,000
                                                                                                       ------------
Total Commercial Paper (cost $29,752,000).........                                                       29,752,000
                                                                                                       ------------

MUNICIPAL BONDS -- 70.8%
ARIZONA -- 2.6%
  Phoenix Industrial Development Authority,
    Multi-Family Housing Southwest Villages,
    LOC: Citibank NA..............................      A-1+/NR        3.65*   12/1/06     2,200,000      2,200,000
  Scottsdale Industrial Development Authority
    Hospital Revenue, Memorial Hospital, Series A,
    Prefunded 9/1/98 @ 101, AMBAC.................     A-1/VMIG1       7.05     9/1/98       500,000        513,680
                                                                                                       ------------
                                                                                                          2,713,680
                                                                                                       ------------
ARKANSAS -- 0.5%
  University of Arkansas Revenue,
    Athletic Facilities Fayetteville..............       NR/A1         4.50    9/15/98       500,000        501,691
                                                                                                       ------------
CALIFORNIA -- 3.3%
  California Higher Education Loan Authority Inc.,
    Student Loan Revenue, Series D-2,
    LOC: Dresdner Bank............................       NR/Aaa        3.95*    4/1/00       500,000        500,017
  California Higher Education Loan Authority,
    Student Loan Revenue, LOC: National
    Westminster...................................       NR/Aa2        3.95*    6/1/01       500,000        500,000
  California Statewide Community Development Tax &
    Revenue Anticipation Note, Series A...........      AAA/Aaa        4.50    6/30/98       600,000        602,020
  Fresno Tax & Revenue Anticipation Notes, GO.....      NR/MIG1        4.25    6/30/98       500,000        501,066
  Riverside County Tax & Revenue Anticipation
    Notes, Series A, GO...........................     SP1+/MIG1       4.50    6/30/98       300,000        300,782

                                                                       Continued

                                       14

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
CALIFORNIA, CONTINUED:
  San Bernardino County Tax & Revenue
    Anticipation Notes, Series A, GO...............    SP1+/MIG1       4.50%   6/30/98    $  500,000   $    501,543
  South Coast Local Education Agencies Tax &
    Revenue Anticipation Notes, Series A, MBIA....     SP1+/MIG1       4.50    6/30/98       500,000        501,662
                                                                                                       ------------
                                                                                                          3,407,090
                                                                                                       ------------
COLORADO -- 1.8%
  Northglenn Industrial Development Revenue,
    Castle Gardens Retirement Center,
    LOC: Morgan Guaranty Trust....................      NR/VMIG1       3.95*    1/1/09     1,900,000      1,900,000
                                                                                                       ------------
DISTRICT OF COLUMBIA -- 0.5%
  District of Columbia, Tax and Revenue
    Anticipation Notes, Series B, GO, LOC: Union
    Bank of Switzerland/Morgan Guaranty Trust.....      SP1/MIG1       4.50    9/30/98       500,000        502,255
                                                                                                       ------------
FLORIDA -- 3.9%
  Broward County School District Revenue
    Anticipation Notes, Series C..................     SP1+/MIG1       4.50    4/22/98       500,000        500,841
  Dade County Health Facilities Authority Hospital
    Revenue, Miami Children's Hospital Project,
    AMBAC.........................................      AAA/Aaa        3.65*    9/1/25     1,100,000      1,100,000
  Indian Trace Community Development District -
    Basin 1 Water Management, Series A, MBIA......      AAA/Aaa        3.65*    5/1/11     1,900,000      1,900,000
  Putnam County Development Authority Pollution
    Control Revenue, Callable 3/15/98 @ 100.......      AA-/MIG1       3.70*   3/15/14       500,000        500,000
                                                                                                       ------------
                                                                                                          4,000,841
                                                                                                       ------------

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
GEORGIA -- 4.0%
  Burke Co. Georgia Development Authority
    Pollution Control Revenue, Series A...........      AAA/Aaa        3.65%*   1/1/19    $1,800,000   $  1,800,000
  De Kalb Private Hospital Authority Revenue
    Anticipation Bonds, Eagleston Childrens Health
    Center, LOC: SunTrust Bank....................      AA-/Aa3        3.70*   12/1/17     1,800,000      1,800,000
  Georgia State, Series B, GO.....................      AAA/Aaa        6.75     3/1/98       500,000        502,383
                                                                                                       ------------
                                                                                                          4,102,383
                                                                                                       ------------
ILLINOIS -- 9.0%
  Chicago O'Hare International Airport Revenue,
    American Airlines C, LOC: Royal Bank of
    Canada........................................       NR/Aa2        4.90*   12/1/17       800,000        800,000
  Illinois Educational Facilities Authority
    Revenue,
    DePaul University, Series Cp-1,
    LOC: Northern Trust...........................      AA-/Aa3        3.80*    4/1/26     1,900,000      1,900,000
  Illinois Health Facilities Authority Revenue,
    Advocate Health Care B, LOC: Northern Trust...       AA/A1         3.80*   8/15/22     2,060,000      2,060,000
  Illinois Health Facilities Authority Revenue,
    Elmhurst Memorial Hospital Project, Series
    B.............................................      NR/VMIG1       5.15*    1/1/20     1,200,000      1,200,000
  Illinois Health Facilities Authority Revenue,
    Franciscan Sisters Health Project.............      NR/VMIG1       5.15*    1/1/18     2,500,000      2,500,000
  Illinois Health Facilities Authority Revenue,
    Evanston Hospital Corp. Project...............      AA+/Aa2        3.80*   8/15/10     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                          9,460,000
                                                                                                       ------------
INDIANA -- 1.8%
  Indiana Health Facilities Financing Authority
    Revenues, Access Designated Pool, LOC:
    Comerica Bank.................................      NR/VMIG1       3.75*    8/1/06     1,000,000      1,000,000
  Indianapolis Local Public Improvements, Series
    H.............................................      SP1+/NR        4.25     7/9/98       900,000        902,053
                                                                                                       ------------
                                                                                                          1,902,053
                                                                                                       ------------
IOWA -- 2.1%
  Iowa Finance Authority Small Business
    Development Revenue, Multi-Family Housing
    Village Court
    Assoc. - B, LOC: Rabobank Nederland...........      NR/VMIG1       4.15*   11/1/15     2,200,000      2,200,000
                                                                                                       ------------

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
KANSAS -- 1.0%
  Topeka Temporary Notes, Series B, GO............      NR/MIG1        4.25%    3/4/98    $  500,000   $    500,369
  Wichita Improvement Temporary Notes,
    Series 192, GO................................     SP1+/MIG1       4.50*   2/26/98       500,000        500,522
                                                                                                       ------------
                                                                                                          1,000,891
                                                                                                       ------------
MASSACHUSETTS -- 1.0%
  Massachusetts Municipal Wholesale Electrical
    Corp., Power Supply System Revenue, Series C,
    MBIA..........................................     A-1+/VMIG1      3.50*    7/1/19     1,000,000      1,000,000
                                                                                                       ------------
MICHIGAN -- 1.9%
  Michigan State Hospital Finance Authority
    Revenue, St. Mary Hospital of Livonia Project,
    Series A,
    LOC: Comerica Bank............................     A-1/VMIG1       3.70*    7/1/17     2,000,000      2,000,000
                                                                                                       ------------
MISSISSIPPI -- 0.1%
  Harrison County Pollution Control Revenues,
    Dupont E I De Nemours.........................      A-1+/P-1       5.10*    9/1/10       100,000        100,000
                                                                                                       ------------
MISSOURI -- 1.0%
  State Health & Educational Facilities Authority
    Health Facilities Revenue, SSM Health Care
    Project, Prerefunded 6/1/98 @ 102.............      AAA/Aaa        7.75     6/1/98       500,000        517,717
  State Health & Educational Facilities Authority
    School District Advance Funding Program,
    Mehlville School District.....................      SP1+/NR        4.50    9/14/98       500,000        501,940
                                                                                                       ------------
                                                                                                          1,019,657
                                                                                                       ------------
NEVADA -- 2.2%
  Clark County Airport Improvement Revenue,
    Series A......................................     A-1+/VMIG1      3.65*    7/1/25     2,300,000      2,300,000
                                                                                                       ------------
NEW HAMPSHIRE -- 1.4%
  State Housing Finance Authority Multi-family
    Revenues, EQR Bond Partnership................      NR/VMIG1       3.70*   9/15/26     1,400,000      1,400,000
                                                                                                       ------------

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
NEW JERSEY -- 1.0%
  South Plainfield Bond Anticipation Notes, GO....       NR/NR         4.25%   7/22/98    $1,000,000   $  1,001,221
                                                                                                       ------------
NEW MEXICO -- 2.3%
  University of New Mexico, University Revenue,
    AMBAC.........................................     A-1+/VMIG1      3.65*    6/1/06     2,400,000      2,400,000
                                                                                                       ------------
NEW YORK -- 10.0%
  Energy Research & Development Authority
    Pollution Control Revenue, Orange/Rockland
    Utilities, Series A, AMBAC....................     A-1+/VMIG1      3.55*    8/1/15     1,400,000      1,400,000
  Local Government Assistance Corp. Revenue,
    Series A......................................     A-1+/VMIG1      3.50*    4/1/22     1,500,000      1,500,000
  Municipal Assistance Corporation for New York
    City, Revenue Bond............................     A-1+/VMIG1      3.55%*   7/1/08       500,000        500,000
  Nassau County New York Revenue Anticipation
    Notes, Series A, GO...........................      SP1/MIG1       4.25    3/10/98       500,000        500,363
  New York City Cultural Research Revenue,
    American Museum of Natural History, MBIA......     A-1+/VMIG1      3.55*    4/1/21     2,000,000      2,000,000
  New York State, GO..............................        A/A2         7.80    11/15/98    1,000,000      1,033,739
  Suffolk County Water Authority Anticipation
    Revenue Notes.................................      NR/VMIG1       3.60*   11/1/02     2,500,000      2,500,001
  Triborough Bridge and Tunnel Authority
    Special Obligation, FGIC......................     A-1+/VMIG1      3.55*    1/1/24     1,000,000      1,000,000
                                                                                                       ------------
                                                                                                         10,434,103
                                                                                                       ------------
NORTH CAROLINA -- 3.1%
  North Carolina Educational Facilities, Finance
    Agency Revenue, Duke University, Series B.....     A-1+/VMIG1      4.10*   12/1/21     1,700,000      1,700,000
  University of North Carolina Chapel Hill
    Foundation, Certification of Participation,
    LOC: NationsBank..............................      NR/VMIG1       3.75*   10/1/09     1,500,000      1,500,000
                                                                                                       ------------
                                                                                                          3,200,000
                                                                                                       ------------

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
OKLAHOMA -- 1.0%
  Tulsa Parking Authority Revenue First Mortgage,
    Williams Center Project, Series A,
    LOC: NationsBank..............................      NR/VMIG1       3.80%*  5/15/07    $1,000,000   $  1,000,000
                                                                                                       ------------
OREGON -- 0.5%
  State Housing & Community Services Revenue,
    Single Family Mortgages Project, Series C.....       NR/Aa2        3.95*    7/1/18       500,000        500,000
                                                                                                       ------------
PENNSYLVANIA -- 5.0%
  Allegheny County Hospital Development Authority
    Revenue, Childrens Hospital Pittsburgh,
    Series B, MBIA................................     A-1/VMIG1       3.90*   12/1/15       700,000        700,000
  Delaware Valley Regulatory Financing Authority
    Local Government Revenue, Series A,
    LOC: Credit Suisse First Boston...............     A-1+/VMIG1      3.65*   12/1/19     2,000,000      2,000,000
  North Cumberland Industrial Development
    Authority Revenue, Merck Project..............      A-1+/NR        4.40*   10/1/22     2,000,000      2,000,000
  Temple University of the Commonwealth, System of
    Higher Education University Funding
    Obligations...................................      SP1+/NR        4.75    5/18/98       500,000        501,534
                                                                                                       ------------
                                                                                                          5,201,534
                                                                                                       ------------
PUERTO RICO -- 1.0%
  Aqueduct and Sewer Authority Revenue............       A/Baa1        4.40     7/1/98       490,000        490,935
  Puerto Rico Commonwealth Tax and Revenue
    Anticipation Notes, Series A..................     SP1+/MIG1       4.50    7/30/98       500,000        502,113
                                                                                                       ------------
                                                                                                            993,048
                                                                                                       ------------
TENNESSEE -- 0.5%
  Metropolitan Government, Nashville & Davidson
    County Health & Education Facilities Board
    Revenue, Vanderbilt University, Series B......     A-1+/VMIG1      3.95*    5/1/13       500,000        500,000
                                                                                                       ------------

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
TEXAS -- 3.6%
  Denton Independant School District, GO..........      A-1+/NR        3.90%*  8/15/21    $  500,000   $    500,000
  Guadalupe Blanco River Authority Pollution
    Control Revenue, Central Power & Light Corp.
    Project.......................................     A-1+/VMIG1      5.10*   11/1/15       700,000        700,000
  Nueces River Authority Pollution Revenue,
    Reynolds Metals Co. Project, LOC: Bank of Nova
    Scotia........................................       NR/P-1        5.20*   12/1/99       300,000        300,000
  Sabine River Authority Pollution Control
    Revenue, Texas Utilities Electric Corp.,
    AMBAC.........................................     A-1+/VMIG1      3.10*    3/1/26       600,000        600,000
  Texas State Tax & Revenue Anticipation Notes,
    Series A......................................     SP1+/MIG1       4.75    8/31/98     1,000,000      1,005,769
  Tom Green County Health Facilities Development
    Corp., Health Facilities Revenue, Universal
    Health Services, LOC: Morgan Guaranty Trust...      A-1+/NR        3.65*   12/1/15       600,000        600,000
                                                                                                       ------------
                                                                                                          3,705,769
                                                                                                       ------------
VIRGINIA -- 0.6%
  Roanoke Industrial Development Authority
    Hospital Revenue, Carilion Health System,
    Series A......................................     A-1+/VMIG1      4.90*    7/1/27       600,000        600,000
                                                                                                       ------------
WASHINGTON -- 1.9%
  Washington State, Series 96B, GO................     A-1+/VMIG1      3.60*    6/1/20     2,000,000      2,000,000
                                                                                                       ------------
WISCONSIN -- 1.2%
  Racine School District Tax and Revenue
    Anticipation Notes............................      SP1+/NR        4.25    8/24/98     1,200,000      1,202,551
                                                                                                       ------------

                                                                       Continued

                                                      S&P/MOODY'S                                       AMORTIZED
                                                        RATINGS                MATURITY   PRINCIPAL        COST
                                                      (UNAUDITED)      RATE      DATE       AMOUNT       (NOTE 2)
                                                    ----------------   ----    --------   ----------   ------------
COMMERCIAL PAPER, CONTINUED:
WYOMING -- 1.0%
  Carson County Pollution Control Revenue,
    Amoco Project.................................      A-1+/Aa1       3.75%*  11/1/14    $  500,000   $    500,000
  Lincoln County Pollution Control Revenues,
    Amoco Project - Standard Oil of California,
    Callable 4/1/98 @ 100.........................      A-1+/Aa1       3.75*   10/1/12       500,000        500,000
                                                                                                       ------------
                                                                                                          1,000,000
                                                                                                       ------------
Total Municipal Bonds
  (cost $73,248,767)..............................                                                       73,248,767
                                                                                                       ------------
Total
  (cost $103,000,767)(a) - 99.6%..................                                                     $103,000,767
                                                                                                       ============

---------------
Percentages indicated are based on net assets of $103,398,580.
(a) Cost for federal income tax and financial reporting purposes are the same.
*   Floating/adjustable rate security. The coupon rate shown on floating or adjustable rates securities represents the rate at December 31, 1997.

AMBAC = Insured by AMBAC Assurance Corporation
FGIC = Insured by Financial Guaranty Insurance Company
GO = General Obligation
LOC = Letter of Credit
MBIA = Insured by MBIA Insurance Corporation
NR = Not rated
PCR = Pollution Control Revenue

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997
--------------------------------------------------------------------------------

ASSETS
  Investments in securities, at amortized cost..............  $  103,000,767
  Cash......................................................          44,278
  Interest receivable.......................................         613,273
  Prepaid expenses..........................................             158
                                                              --------------
Total assets................................................     103,658,476
                                                              --------------
LIABILITIES
  Dividends payable.........................................         129,510
  Accrued expenses and other payables:
    Advisory fees...........................................           8,943
    Administration fees.....................................           3,577
    Distribution fees.......................................          35,773
    Accounting fees.........................................              60
    Transfer agent fees and expenses........................           9,845
    Directors' fees.........................................             201
    Custodian fees..........................................          13,735
    Legal fees..............................................           5,513
    Audit fees..............................................          12,141
    Registration fees.......................................          32,403
    Other...................................................           8,195
                                                              --------------
Total liabilities...........................................         259,896
                                                              --------------
NET ASSETS..................................................  $  103,398,580
                                                              ==============

Shares Outstanding ($0.001 par value, 3 billion shares
  authorized):..............................................     103,399,535
                                                              ==============

Net Asset Value, Offering Price and
  Redemption Price per Share................................           $1.00

COMPOSITION OF NET ASSETS:
  Shares of common stock, at par............................  $      103,400
  Additional paid-in capital................................     103,296,134
  Accumulated net realized losses...........................            (954)
                                                              --------------
Net Assets, December 31, 1997...............................  $  103,398,580
                                                              ==============

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997
--------------------------------------------------------------------------------

INVESTMENT INCOME
Interest....................................................               $3,405,806
Expenses
  Advisory fees.............................................  $   93,494
  Administration fees.......................................      93,494
  Special Management Services fees..........................      93,494
  Distribution fees.........................................     560,968
  Accounting fees...........................................       7,611
  Custodian fees and expenses...............................      72,707
  Transfer agent fees and expenses..........................      26,059
  Directors' fees...........................................       3,879
  Audit fees................................................      14,470
  Legal fees................................................       9,497
  Registration fees.........................................     114,387
  Insurance expense.........................................       3,630
  Reports to shareholders...................................      12,805
  Other expenses............................................         662
                                                              ----------
    Total expenses before fee waivers and expense
     reimbursements.........................................   1,107,157
    Less: Fee waivers and expense reimbursements............    (377,787)
                                                              ----------
Total Expenses..............................................                  729,370
                                                                           ----------
Net Investment Income.......................................                2,676,436
REALIZED GAINS (LOSSES) ON INVESTMENT TRANSACTIONS
  Net realized gains (losses) on investment transactions....                     (954)
                                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........               $2,675,482
                                                                           ==========

---------------
See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                               Year Ended     Period Ended
                                                              December 31,    December 31,
                                                                  1997            1996*
                                                              ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
Operations
  Net investment income.....................................  $  2,676,436    $    558,131
  Net realized loss on investment transactions..............          (954)             --
                                                              -------------   ------------
    Net increase in net assets resulting from operations....     2,675,482         558,131
                                                              -------------   ------------
Dividends to shareholders from net investment income........    (2,676,436)       (558,131)
                                                              -------------   ------------

Capital Share Transactions (at $1.00 per share)
  Proceeds from shares issued...............................   492,981,689     166,978,246
  Dividends reinvestment....................................     2,390,128         460,012
  Cost of shares redeemed...................................  (472,381,555)    (87,028,986)
                                                              -------------   ------------
    Net increase in net assets from Capital share
      transactions..........................................    22,990,262      80,409,272
                                                              -------------   ------------
Total Increase in Net Assets................................    22,989,308      80,409,272

NET ASSETS
  Beginning of period.......................................    80,409,272              --
                                                              -------------   ------------
  End of period.............................................  $103,398,580    $ 80,409,272
                                                              =============   ============
SHARE TRANSACTIONS:
  Issued....................................................   492,981,689     166,978,246
  Reinvested................................................     2,390,128         460,012
  Redeemed..................................................  (472,381,555)    (87,028,986)
                                                              -------------   ------------
  Change in shares..........................................    22,990,262      80,409,272
                                                              =============   ============

---------------
* For the period from October 7, 1996 (commencement of operations) through December 31, 1996.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

     The Infinity Mutual Funds, Inc. (the "Fund") was organized as a Maryland corporation on March 6, 1990 and is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Fund operates as a series company currently comprising eleven portfolios. The accompanying financial statements and notes relate only to the Correspondent Cash Reserves Money Market Portfolio (the "Money Market Portfolio"), which commenced operations on May 20, 1991, and the Correspondent Cash Reserves Tax Free Money Market Portfolio (the "Tax Free Money Market Portfolio"), which commenced operations on October 7, 1996 (together the "Portfolios"). The Money Market Portfolio seeks to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity by making investments in short-term money market obligations. The Tax Free Money Market Portfolio seeks to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital and the maintenance of liquidity by investing in short-term municipal obligations.

     Before December 26, 1996, the Money Market Portfolio issued two classes of shares (Retail shares and Institutional shares). On December 26, 1996 the Portfolio terminated and redeemed its offering of Institutional shares. Currently both Portfolios have only one class of shares.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Portfolio in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A) Securities Valuation and Restrictions

     Securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. The Portfolios may not a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

B) Security Transactions and Investment Income

     Security transactions are recorded on the trade date. Realized gains and losses on the sale of investments are calculated on the identified cost basis. Interest income, including accretion of discount and amortization of premium on investments, where applicable, is accrued daily.

C) Repurchase Agreements

     The Money Market Portfolio's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the fair value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Money Market Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

D) Expenses

     Direct expenses of the Portfolios are borne solely by each Portfolio and general Fund expenses are allocated among the Fund's respective investment portfolios based on the relative net assets of each Portfolio.

E) Federal Income taxes

     It is the policy of the Portfolios to meet the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their income to shareholders. Therefore, no federal income tax provision is required.

     At December 31, 1997, the Money Market Portfolio had capital loss carryovers of approximately $926,225 which are available to offset future net realized gains on securities transactions to the extent provided for in the Code. Such capital loss carryover will expire in fiscal year 2002. The Tax Free Money Market Portfolio had capital loss carryover of approximately $954 which will expire in fiscal year 2005.

     Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the fiscal year ending December 31, 1998. Money Market Portfolio deferred such losses of $52,983.

F) Dividends and Distributions

     Dividends are declared daily to shareholders of record at the close of business on the day of declaration and are paid monthly. Distributions of net realized gains, if any, will be paid at least annually. Dividends and distributions are recorded on the ex-dividend date. Distributions from net investment income and from net realized gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Portfolios' capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets are not affected by this change.

G) Other

     Each Portfolio maintains a cash balance with its custodian and receives a reduction of their custody fees for the amounts of interest earned on such uninvested cash balance. For financial reporting purposes, custody fees and expenses were increased by $200 for the Money Market Portfolio and $3,018 for the Tax Free Money Market Portfolio for the year ended December 31, 1997.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly-owned subsidiary of Paine Webber Incorporated ("Paine Webber"), serves as the Portfolios' investment adviser. BISYS Fund Services Limited Partnership ("BISYS") serves as the Portfolios' administrator and distributor of Portfolio shares. BISYS is a wholly-owned subsidiary of The BISYS Group, Inc.

     As investment adviser, Mitchell Hutchins supervises and assists in the overall operations of the Portfolios. Pursuant to the terms of the Investment Advisory Agreement, Mitchell Hutchins is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the year ended December 31, 1997, there were no waivers with respect to the Money Market Portfolio and Mitchell Hutchins waived fees of $14,024 with respect to the Tax Free Money Market Portfolio.

     As administrator, BISYS assists in supervising the operations of the Portfolios. For its services, BISYS is entitled to a fee, accrued daily and payable monthly, at an annual rate of 0.10% of the average daily net assets of each Portfolio. For the year ended December 31, 1997, there were no waivers with respect to the Money Market Portfolio and BISYS waived fees of $67,007 with respect to the Tax Free Money Market Portfolio.

     Under the terms of the Special Management Services Agreement, the Portfolios have agreed to pay Mitchell Hutchins and BISYS each a monthly fee at the annual rate of 0.05% of the average daily net assets of each Portfolio for certain services, other than those provided pursuant to the Portfolios' Distribution Plan. These services include developing and monitoring customized investor programs including individual retirement accounts and other ERISA options, automatic deposit and withdrawal programs and other programs requested by certain securities dealers that have entered into securities clearing arrangements with Paine Webber. Mitchell Hutchins and BISYS together waived $1,088,088 for the Money Market Portfolio and $93,494 for the Tax Free Money Market Portfolio for the year ended December 31, 1997, under the Special Management Services Agreement, which represented 100% of the fee charged.

     The Portfolios have adopted a Distribution Plan pursuant to Rule 12b-1 under the Act. Pursuant to the Distribution Plan, the Portfolios are authorized to pay Correspondent Services Corporation [csc], an affiliate of Paine Webber, and certain securities dealers that have entered into clearing arrangements with CSC, a monthly fee at an annual rate of up to 0.60% of the average daily net assets of each Portfolio's shares held in accounts serviced by such firms. Such fees will be paid in respect of certain services provided by such firms, including answering client inquiries regarding the Portfolios; assisting clients in changing dividend options, account designations and addresses; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing purchase and redemption transactions; investing client cash account balances automatically in Portfolio shares; providing periodic statements showing a client's account balance and integrating such statements with those of other transactions and balances in the client's other accounts serviced by such firm; arranging for bank wires; and such other services as the clients may request. For the year ended December 31, 1997, the Money Market Portfolio incurred expenses of $6,528,555 and the Tax

Free Money Market Portfolio incurred expenses of $560,968 pursuant to the Distribution Plan. For the year ended December 31, 1997, CSC waived fees of $97,887 for the Money Market Portfolio and $200,244 for the Tax Free Money Market Portfolio.

     Certain Directors and officers of the Fund are "affiliated persons" (as defined in the Act) of BISYS. Each "non-affiliated" Director receives an annual fee of $12,000 and a meeting fee of $1,500 per meeting for services relating to all of the portfolios constituting the Fund.

NOTE 4 -- CONCENTRATION OF CREDIT RISK

     The Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality U.S. dollar denominated money market instruments as disclosed in the portfolio of investments by security type.

     The Tax Free Money Market Portfolio invests substantially all of its assets in a diversified portfolio of high quality municipal obligations. The Portfolio had the following concentration by security type at December 31, 1997 (as a percentage of total investments):

Commercial Paper..................    28.9%
General Obligations...............    11.7%
Revenue Bonds:
  Health..........................    14.2%
  Utilities.......................    12.9%
  Education.......................    12.1%
  Housing.........................     8.9%
  Transportation..................     5.0%
Other.............................     6.3%
                                     ------
                                     100.0%
                                     ======

     The issuers' abilities to meet their obligations may be affected by domestic and foreign economic, regional and political developments.

NOTE 5 -- EXEMPT-INTEREST INCOME DESIGNATION (UNAUDITED)

     The Fund designates the following exempt-interest paid by the Tax Free Money Market Portfolio for the year ended December 31, 1997:

  Exempt-Interest Distribution......................................  $2,676,436

     The percentage break-down by state of exempt-interest for the Tax Free Money Market Portfolio's taxable year ended December 31, 1997 was as follows:

Alabama..........................    0.36%
Alaska...........................    0.21%
Arizona..........................    2.24%
Arkansas.........................    0.08%
California.......................    4.92%
Colorado.........................    2.80%
Connecticut......................    0.07%
District of Columbia.............    0.20%
Florida..........................    7.47%
Georgia..........................    3.64%
Idaho............................    1.03%
Illinois.........................   11.32%
Indiana..........................    1.35%
Iowa.............................    3.30%
Kansas...........................    0.65%
Kentucky.........................    0.42%
Louisiana........................    2.33%
Maryland.........................    0.76%
Massachusetts....................    0.51%
Michigan.........................    4.62%
Mississippi......................    0.27%
Missouri.........................    0.38%
Nevada...........................    2.74%

New Hampshire....................    1.97%
New Jersey.......................    1.05%
New Mexico.......................    3.14%
New York.........................   12.17%
North Carolina...................    2.60%
North Dakota.....................    0.49%
Ohio.............................    0.01%
Oklahoma.........................    1.38%
Oregon...........................    0.69%
Pennsylvania.....................    5.28%
Puerto Rico......................    0.88%
Tennessee........................    0.85%
Texas............................    9.69%
Utah.............................    0.89%
Virginia.........................    0.24%
Washington.......................    3.34%
Wisconsin........................    1.92%
Wyoming..........................    1.74%
                                   -------
                                   100.00%
                                   =======

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       YEAR ENDED
                                        ------------------------------------------------------------------------
                                        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                            1997           1996           1995           1994           1993
                                        ------------   ------------   ------------   ------------   ------------
RETAIL SHARES:
NET ASSET VALUE, BEGINNING OF
 PERIOD...............................   $   0.9991     $   0.9986      $ 0.9975       $ 0.9999       $ 1.0000
                                         ----------     ----------      --------       --------       --------
Income from investment operations:
 Net investment income................       0.0467         0.0462        0.0512         0.0340         0.0245
 Net realized gains (losses) from
   securities transactions............       0.0001         0.0005        0.0011        (0.0024)       (0.0001)
                                         ----------     ----------      --------       --------       --------
 Net income from investment
   operations.........................       0.0468         0.0467        0.0523         0.0316         0.0244
                                         ----------     ----------      --------       --------       --------
Dividends from net investment
 income...............................      (0.0467)       (0.0462)      (0.0512)       (0.0340)       (0.0245)
                                         ----------     ----------      --------       --------       --------
 Net change in net asset value........           --         0.0005        0.0011        (0.0024)       (0.0001)
                                         ----------     ----------      --------       --------       --------
NET ASSET VALUE, END OF PERIOD........   $   0.9992     $   0.9991      $ 0.9986       $ 0.9975       $ 0.9999
                                         ==========     ==========      ========       ========       ========
Total Return..........................         4.77%          4.72%         5.24%          3.45%          2.48%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)....   $1,151,012     $1,007,265      $779,011       $458,092       $331,210
 Ratio of expenses to average net
   assets.............................         0.95%          0.88%         0.85%          0.94%          1.02%
 Ratio of net investment income to
   average net assets.................         4.68%          4.65%         5.14%          3.47%          2.44%
 Ratio of expenses to average
   net assets *.......................         1.06%          1.01%         1.03%          1.12%          1.20%
 Ratio of net investment income to
   average net assets *...............         4.57%          4.53%         4.96%          3.29%          2.26%

---------------
* During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

See Notes to Financial Statements.

THE INFINITY MUTUAL FUNDS, INC.
CORRESPONDENT CASH RESERVES TAX FREE MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                               YEAR ENDED      PERIOD ENDED
                                                              DECEMBER 31,     DECEMBER 31,
                                                                  1997             1996*
                                                              ------------    ---------------
NET ASSET VALUE, BEGINNING OF PERIOD........................    $   1.00          $  1.00
                                                                --------          -------
Income from investment operations:
  Net investment income.....................................      0.0286           0.0100
                                                                --------          -------
  Net income from investment operations.....................      0.0286           0.0100
                                                                --------          -------
Dividends from net investment income........................     (0.0286)         (0.0100)
                                                                --------          -------
Net change in net asset value...............................          --               --
                                                                --------          -------
NET ASSET VALUE, END OF PERIOD..............................    $   1.00          $  1.00
                                                                ========          =======
Total Return................................................        2.90%            0.66%(a)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000's).........................    $103,399          $80,409
  Ratio of expenses to average net assets...................        0.78%            0.74%(b)
  Ratio of net investment income to average net assets......        2.86%            2.80%(b)
  Ratio of expenses to average net assets **................        1.18%            1.20%(b)
  Ratio of net investment income to average net assets **...        2.46%            2.34%(b)

---------------
 * For the period from October 7, 1996 (commencement of operations) through December 31, 1996.
 ** During the period, certain fees and expenses were voluntarily waived and/or reimbursed. If such voluntary reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.

See Notes to Financial Statements.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Shareholders and Board of Directors of
The Infinity Mutual Funds, Inc.--
The Correspondent Cash Reserves:

     We have audited the accompanying statements of assets and liabilities of The Infinity Mutual Funds, Inc. -- The Correspondent Cash Reserves (Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio) including the schedules of portfolio investments, as of December 31, 1997, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of The Infinity Mutual Funds, Inc's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1997, by confirmation with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios comprising The Infinity Mutual Funds, Inc. at December 31, 1997, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio

February 20, 1998

       CORRESPONDENT CASH                            CORRESPONDENT CASH
---------------------------------------    -----------------------------------
            RESERVES                                       RESERVES
---------------------------------------    -----------------------------------

---------------------------------------
THE INFINITY MUTUAL FUNDS, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------

INVESTMENT ADVISER
MITCHELL HUTCHINS ASSET MANAGEMENT INC.
1285 Avenue of the Americas
New York, NY 10019
---------------------------------------

ADMINISTRATOR AND DISTRIBUTOR                              LOGO
BISYS FUND SERVICES, LP
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------

CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street
New York, NY 10286
---------------------------------------

TRANSFER AGENT
& DIVIDEND DISBURSING AGENT
BISYS FUND SERVICES OHIO, INC.
3435 Stelzer Road
Columbus, OH 43219
---------------------------------------

AUDITORS
KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, OH 43215



This report is not authorized for                      ANNUAL REPORT
distribution to prospective investors unless         ------------------
preceded or accompanied by a current prospectus.      DECEMBER 31, 1997











               (LOGO)


COICCRD98A                                   2/98